Stockholders' Deficit (Details)		1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 16, 2020 shares	Sep. 30, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 31, 2019 shares
Class of Stock
Shares authorized to issue				625,000,000	625,000,000
Par value per share | $ / shares				$ 0.0001	$ 0.0001
Cash proceeds from the issuance of redeemable convertible preferred stock | $				$ 76,617,000	$ 24,908,000	$ 18,218,000
Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 0.7471 established in the Business Combination.				0.7471
Common stock issued				500,000,000
Private Warrants [Member]
Class of Stock
Warrants				48,135
Class A common stock
Class of Stock
Shares authorized to issue				500,000,000	500,000,000
Par value per share | $ / shares				$ 0.0001
Business combination | $ / shares				$ 1.4991
Convertible preferred stock	139,000,000
Immediately prior completion	122,000,000			191,932,861
Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 0.7471 established in the Business Combination. | $					0.7471
Stock split of common stock					10-for-1
Common stock issued				292,000,000	292,000,000
Common stock outstanding				99,000,000	99,000,000
Class A common stock | FEAC Public and Private Placement Warrants [Member]
Class of Stock
Warrants				22,266,643
Class B common stock
Class of Stock
Shares authorized to issue				125,000,000	125,000,000
Par value per share | $ / shares				$ 0.0001
Immediately prior completion				76,663,551
Common stock issued				78,000,000	78,000,000
Common stock outstanding				51,000,000	51,000,000
New Skillz Class A common stock [Member]
Class of Stock
Business combination | $ / shares				$ 11.50
Series A Convertible Preferred Stock [Member]
Class of Stock
Convertible preferred stock		29,673
Shares from external investor | $ / shares		$ 40.82
Private investor share | $ / shares		40.82
Series D Convertible Preferred Stock [Member]
Class of Stock
Convertible preferred stock							5,000,000
Series E Convertible Preferred Stock [Member]
Class of Stock
Shares from external investor | $ / shares		$ 43.11	$ 43.11
Cash proceeds from the issuance of redeemable convertible preferred stock | $		$ 11,700,000	$ 65,000,000
Private investor share | $ / shares		$ 43.11	$ 43.11
Non-cash charge | $				$ 21,700,000
Preferred stock
Class of Stock
Shares authorized to issue				10,000,000
Par value per share | $ / shares				$ 0.0001